CALAMOS® CONVERTIBLE OPPORTUNITIES & INCOME FUND

(“THE FUND”)

Supplement dated September 10, 2015 to the Prospectus Supplement, Prospectus

and the Statement of Additional Information, each dated March 1, 2015,

as supplemented July 2, 2015

Effective immediately, Gary Black will no longer be a member of the investment team managing the Fund. Accordingly, all references to Mr. Black and his position of Global Co-CIO shall be deemed deleted from the Prospectus Supplement, Prospectus, and Statement of Additional Information of the Fund.

Please retain this supplement for future reference.

CHISPT2 09/15